Vanguard® Explorer™ Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.5%)
Communication Services (3.9%)
	New York Times Co. Class A	2,228,653	108,223
*	Ziff Davis Inc.	1,526,966	102,918
*	Live Nation Entertainment Inc.	988,478	87,826
*	Cargurus Inc.	3,340,496	77,633
*	Cinemark Holdings Inc.	4,236,195	58,587
*	Bumble Inc. Class A	3,987,095	54,703
*	Take-Two Interactive Software Inc.	313,804	51,756
*	ZipRecruiter Inc. Class A	3,573,704	49,746
	Warner Music Group Corp. Class A	1,083,236	39,527
*	IAC Inc.	770,869	38,705
	Iridium Communications Inc.	934,535	33,886
	Electronic Arts Inc.	238,267	32,781
*	Spotify Technology SA	126,144	27,165
*	Yelp Inc.	474,861	20,766
*	TripAdvisor Inc.	279,406	6,035
*	Playtika Holding Corp.	816,585	5,896
*	Vimeo Inc.	833,917	3,311
*	ZoomInfo Technologies Inc.	173,719	2,786
*	Bandwidth Inc. Class A	138,727	1,920
*	Integral Ad Science Holding Corp.	92,652	1,348
*	IMAX Corp.	90,642	1,266
*	PubMatic Inc. Class A	62,376	947
*	Roku Inc.	9,122	803
	Shutterstock Inc.	15,565	731
			809,265
Consumer Discretionary (11.3%)
*	Burlington Stores Inc.	948,741	181,352
	Wingstop Inc.	436,493	122,703
	Texas Roadhouse Inc.	884,054	111,143
	Papa John's International Inc.	1,467,097	107,802
	Steven Madden Ltd.	2,503,416	104,843
	Levi Strauss & Co. Class A	5,836,186	95,013
*	Five Below Inc.	519,339	93,201
*	Crocs Inc.	896,147	90,941
*	Skyline Champion Corp.	1,271,053	87,042
	Gentex Corp.	2,506,397	83,037
	Meritage Homes Corp.	496,422	82,212
*	YETI Holdings Inc.	1,603,046	70,486
	Acushnet Holdings Corp.	1,094,605	69,332
	Churchill Downs Inc.	558,847	67,604
*	Boot Barn Holdings Inc.	938,285	67,313
*	Deckers Outdoor Corp.	89,146	67,192

		Shares	Market Value ($000)
	Carter's Inc.	876,633	66,308
	Domino's Pizza Inc.	113,979	48,580
	Pool Corp.	129,003	47,892
*	Skechers USA Inc. Class A	687,093	42,902
*	National Vision Holdings Inc.	2,247,595	42,727
*	Floor & Decor Holdings Inc. Class A	413,961	41,628
	Tractor Supply Co.	149,958	33,681
*	Under Armour Inc. Class C	3,442,664	25,476
*	Etsy Inc.	358,505	23,862
*	Sally Beauty Holdings Inc.	1,892,650	23,317
*,1	Sportradar Holding AG Class A	2,180,201	22,500
*	Bright Horizons Family Solutions Inc.	222,866	21,897
	Murphy USA Inc.	61,614	21,720
	Installed Building Products Inc.	110,683	21,567
*	Abercrombie & Fitch Co. Class A	210,173	21,417
*	Ulta Beauty Inc.	36,159	18,154
	Travel & Leisure Co.	434,223	17,551
*	frontdoor Inc.	532,345	17,440
*	Fox Factory Holding Corp.	258,725	16,310
*	Grand Canyon Education Inc.	124,897	16,310
*	Tri Pointe Homes Inc.	440,442	15,208
	Toll Brothers Inc.	135,611	13,473
*	Dave & Buster's Entertainment Inc.	230,184	12,322
	Buckle Inc.	277,213	10,310
*	Green Brick Partners Inc.	195,516	10,200
	Boyd Gaming Corp.	158,854	10,086
*	Shake Shack Inc. Class A	126,579	9,564
*	Visteon Corp.	78,359	9,034
*	Everi Holdings Inc.	797,530	8,302
*	Duolingo Inc.	45,556	8,149
*	Stride Inc.	133,784	8,020
*	Cavco Industries Inc.	23,560	7,820
*	Coursera Inc.	398,231	7,622
*	Urban Outfitters Inc.	199,531	7,582
*	SeaWorld Entertainment Inc.	147,385	7,281
	Tapestry Inc.	186,396	7,230
*	Brinker International Inc.	163,257	6,986
	Williams-Sonoma Inc.	33,984	6,572
*	Modine Manufacturing Co.	94,559	6,533
	Patrick Industries Inc.	64,205	6,446
	Perdoceo Education Corp.	354,118	6,410
*	Taylor Morrison Home Corp.	119,320	6,221
	Monarch Casino & Resort Inc.	89,136	6,144
	Upbound Group Inc.	177,929	5,907
*	Warby Parker Inc. Class A	412,174	5,255
*	Wayfair Inc. Class A	99,894	5,020
	Wynn Resorts Ltd.	48,897	4,617
	Build-A-Bear Workshop Inc.	183,676	4,138
*	MasterCraft Boat Holdings Inc.	213,187	4,129
*	Norwegian Cruise Line Holdings Ltd.	210,351	3,744
	Academy Sports & Outdoors Inc.	54,150	3,397
*	Valvoline Inc.	92,555	3,377
	Dine Brands Global Inc.	68,827	3,211
	Golden Entertainment Inc.	83,224	3,194
*	Carvana Co.	67,232	2,895
*	Chegg Inc.	267,814	2,638
*	American Axle & Manufacturing Holdings Inc.	315,002	2,548
*	Malibu Boats Inc. Class A	60,348	2,520

		Shares	Market Value ($000)
*	CarParts.com Inc.	932,394	2,508
	International Game Technology plc	95,767	2,486
	Jack in the Box Inc.	27,202	2,121
	Carriage Services Inc.	80,893	1,999
	Wolverine World Wide Inc.	211,219	1,766
*	Denny's Corp.	160,030	1,701
	Standard Motor Products Inc.	40,577	1,637
	PulteGroup Inc.	14,352	1,501
*	Stitch Fix Inc. Class A	467,071	1,495
	American Eagle Outfitters Inc.	72,784	1,443
*	BJ's Restaurants Inc.	21,613	748
*	Chuy's Holdings Inc.	15,554	526
	RCI Hospitality Holdings Inc.	6,265	387
			2,366,878
Consumer Staples (3.0%)
*	Performance Food Group Co.	1,657,769	120,487
*	BJ's Wholesale Club Holdings Inc.	1,515,211	97,489
*	Freshpet Inc.	998,513	85,972
	Casey's General Stores Inc.	283,743	76,996
*	BellRing Brands Inc.	1,028,604	56,851
*	Celsius Holdings Inc.	995,573	49,679
	Coca-Cola Consolidated Inc.	28,027	24,142
	MGP Ingredients Inc.	272,271	23,129
	PriceSmart Inc.	213,394	16,222
*	elf Beauty Inc.	82,404	13,146
*	Simply Good Foods Co.	272,991	10,319
	Energizer Holdings Inc.	304,927	9,642
	Primo Water Corp.	522,626	7,620
	John B Sanfilippo & Son Inc.	57,258	6,134
*	Boston Beer Co. Inc. Class A	16,757	5,853
	Vector Group Ltd.	386,555	4,047
*	USANA Health Sciences Inc.	49,907	2,337
	Medifast Inc.	40,780	2,228
	Turning Point Brands Inc.	75,086	1,824
*	TreeHouse Foods Inc.	23,841	1,004
	Dole plc	68,552	774
			615,895
Energy (4.2%)
	Viper Energy Inc.	4,770,745	148,943
	Magnolia Oil & Gas Corp. Class A	5,518,913	113,800
	Chord Energy Corp.	671,872	103,307
*	Antero Resources Corp.	3,916,396	87,492
*	Seadrill Ltd.	1,583,329	68,432
	ChampionX Corp.	2,015,984	55,258
	Matador Resources Co.	722,400	39,653
	EQT Corp.	1,025,000	36,285
	TechnipFMC plc	1,848,811	35,756
*	Southwestern Energy Co.	4,555,862	29,385
	APA Corp.	925,739	29,003
	Diamondback Energy Inc.	151,752	23,330
	Coterra Energy Inc.	698,968	17,390
*	Par Pacific Holdings Inc.	475,270	17,390
	Cactus Inc. Class A	408,916	17,354
	Dorian LPG Ltd.	304,981	11,419
	Liberty Energy Inc.	530,180	11,022
*	Weatherford International plc	115,778	10,368
*	Oceaneering International Inc.	383,585	7,971

		Shares	Market Value ($000)
	SM Energy Co.	145,240	5,386
	Murphy Oil Corp.	117,091	4,531
*	US Silica Holdings Inc.	255,517	2,739
*	Amplify Energy Corp.	363,162	2,223
	CONSOL Energy Inc.	22,424	2,121
*	TETRA Technologies Inc.	436,457	1,829
	Equitrans Midstream Corp.	93,896	957
	Solaris Oilfield Infrastructure Inc. Class A	82,776	621
	PBF Energy Inc. Class A	11,404	576
*	REX American Resources Corp.	13,882	575
			885,116
Financials (10.3%)
	Houlihan Lokey Inc.	1,176,758	140,952
	Tradeweb Markets Inc. Class A	1,267,201	120,878
	Webster Financial Corp.	2,305,848	114,093
	Pinnacle Financial Partners Inc.	1,290,749	114,076
	Prosperity Bancshares Inc.	1,747,490	111,682
	Assured Guaranty Ltd.	1,371,076	111,235
	StepStone Group Inc. Class A	2,810,750	94,020
	Synovus Financial Corp.	2,485,491	93,604
	Morningstar Inc.	323,934	90,475
*	Euronet Worldwide Inc.	904,587	90,142
	Selective Insurance Group Inc.	851,198	89,257
	Voya Financial Inc.	1,145,164	82,876
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,200,731	76,145
	Assurant Inc.	407,829	68,495
	MGIC Investment Corp.	3,393,499	67,327
	FirstCash Holdings Inc.	538,270	61,777
*	WEX Inc.	259,094	52,956
	LPL Financial Holdings Inc.	219,854	52,587
*	Palomar Holdings Inc.	636,975	38,136
	Equitable Holdings Inc.	1,097,144	35,866
	Piper Sandler Cos.	204,871	35,543
	WisdomTree Inc.	5,086,424	34,435
	MarketAxess Holdings Inc.	149,972	33,820
*	Shift4 Payments Inc. Class A	468,910	33,672
*	Ryan Specialty Holdings Inc.	698,904	30,277
*	Encore Capital Group Inc.	471,429	23,609
	Hamilton Lane Inc. Class A	180,000	20,869
	Everest Group Ltd.	51,791	19,938
	Kinsale Capital Group Inc.	48,967	19,468
*	Remitly Global Inc.	1,100,474	18,862
	Virtus Investment Partners Inc.	77,110	18,206
*	NMI Holdings Inc. Class A	551,330	17,599
	Lincoln National Corp.	571,231	15,680
*	Toast Inc. Class A	805,663	14,317
	FactSet Research Systems Inc.	26,848	12,778
	SLM Corp.	571,896	11,369
*	StoneCo. Ltd. Class A	485,754	8,350
	Victory Capital Holdings Inc. Class A	240,367	8,108
*	AvidXchange Holdings Inc.	730,157	8,003
	Federated Hermes Inc.	215,625	7,538
	XP Inc. Class A	271,539	6,674
*	PROG Holdings Inc.	193,776	5,937
	Brown & Brown Inc.	71,091	5,514
	RenaissanceRe Holdings Ltd.	23,611	5,403
	Westamerica BanCorp	103,214	4,925
	First BanCorp (XNYS)	237,153	3,956

		Shares	Market Value ($000)
	Bank of NT Butterfield & Son Ltd.	125,305	3,801
*	Marqeta Inc. Class A	576,583	3,465
	Pathward Financial Inc.	64,454	3,337
*	Skyward Specialty Insurance Group Inc.	102,715	3,194
*	Payoneer Global Inc.	548,875	2,569
*	International Money Express Inc.	117,616	2,423
*	Donnelley Financial Solutions Inc.	36,970	2,297
	Brightsphere Investment Group Inc.	95,482	2,112
*	Green Dot Corp. Class A	190,053	1,712
	First Citizens BancShares Inc. Class A	929	1,403
*	LendingTree Inc.	36,938	1,195
*	SiriusPoint Ltd.	90,539	1,068
*	Open Lending Corp. Class A	140,825	1,034
*	PagSeguro Digital Ltd. Class A	77,557	998
*	StoneX Group Inc.	11,883	781
	Patria Investments Ltd. Class A	40,232	574
			2,163,392
Health Care (19.6%)
*	Medpace Holdings Inc.	475,085	138,525
*	ICON plc	524,289	136,771
*	Acadia Healthcare Co. Inc.	1,588,010	130,439
	Encompass Health Corp.	1,487,746	105,690
*	Globus Medical Inc. Class A	1,980,941	104,574
	Bio-Techne Corp.	1,457,712	102,506
*	Inspire Medical Systems Inc.	432,541	91,210
*	Merit Medical Systems Inc.	1,152,026	90,204
*	Penumbra Inc.	356,379	89,875
	STERIS plc	405,528	88,790
*	Ultragenyx Pharmaceutical Inc.	2,001,943	88,306
*	Veracyte Inc.	3,508,567	87,784
*	Myriad Genetics Inc.	3,938,772	84,250
*	HealthEquity Inc.	1,109,794	83,878
*	Haemonetics Corp.	1,091,863	83,484
*	Surgery Partners Inc.	2,591,247	79,525
*	Neurocrine Biosciences Inc.	534,113	74,653
*	Evolent Health Inc. Class A	2,438,468	71,715
*	Ionis Pharmaceuticals Inc.	1,360,598	69,921
*	Doximity Inc. Class A	2,541,412	68,491
*	Intra-Cellular Therapies Inc.	954,330	64,265
	Cooper Cos. Inc.	164,012	61,181
*	Exelixis Inc.	2,667,096	58,036
*	Alkermes plc	2,140,407	57,898
*	Halozyme Therapeutics Inc.	1,596,524	54,042
*	QuidelOrtho Corp.	783,626	53,686
*	Blueprint Medicines Corp.	671,350	53,393
*	Charles River Laboratories International Inc.	242,140	52,370
*	DexCom Inc.	383,206	46,502
*	Celldex Therapeutics Inc.	1,303,005	45,892
*	REVOLUTION Medicines Inc.	1,645,525	45,663
[1]	Stevanato Group SpA	1,437,223	45,618
*	Repligen Corp.	238,630	45,197
*	Apellis Pharmaceuticals Inc.	701,402	44,392
*	Cytokinetics Inc.	560,128	43,763
*	Sarepta Therapeutics Inc.	348,901	41,516
*	Ascendis Pharma A/S ADR	309,552	40,220
*	Glaukos Corp.	446,973	39,794
*	Insulet Corp.	204,627	39,057
	Teleflex Inc.	159,140	38,644

		Shares	Market Value ($000)
*	Immunocore Holdings plc ADR	528,027	38,171
*	Tandem Diabetes Care Inc.	1,654,004	37,711
*	Kymera Therapeutics Inc.	1,145,365	37,545
*	Shockwave Medical Inc.	159,961	36,191
	ResMed Inc.	180,833	34,395
*	Structure Therapeutics Inc. ADR	785,626	34,269
*	Hologic Inc.	454,008	33,796
*	Immatics NV	2,941,391	33,414
*	IDEXX Laboratories Inc.	64,660	33,305
*	TransMedics Group Inc.	375,038	32,167
*	Sotera Health Co.	2,125,437	31,287
*	Arvinas Inc.	724,005	30,046
*	SpringWorks Therapeutics Inc.	649,666	28,670
*	Integra LifeSciences Holdings Corp.	702,569	28,208
*	Karuna Therapeutics Inc.	89,000	27,894
*	Supernus Pharmaceuticals Inc.	1,007,005	27,874
*	iRhythm Technologies Inc.	225,343	26,992
*	Masimo Corp.	207,701	26,781
	Bruker Corp.	360,103	25,751
*	Certara Inc.	1,591,462	25,718
*	Mettler-Toledo International Inc.	21,375	25,590
*	Azenta Inc.	349,190	22,767
*	Ligand Pharmaceuticals Inc.	302,279	22,097
*	Nevro Corp.	1,324,120	21,927
*	Pacira BioSciences Inc.	653,820	21,308
*	Option Care Health Inc.	681,735	21,297
	Chemed Corp.	35,072	20,790
*	Legend Biotech Corp. ADR	361,465	19,902
*	Morphic Holding Inc.	536,966	17,017
*	Neogen Corp.	1,013,587	15,711
*	PTC Therapeutics Inc.	598,923	15,626
*	Agios Pharmaceuticals Inc.	682,914	15,448
*	Axogen Inc.	1,577,983	15,259
*	Henry Schein Inc.	192,806	14,430
*	Align Technology Inc.	53,118	14,200
*	Illumina Inc.	98,427	14,076
*	DaVita Inc.	128,384	13,886
*	Omnicell Inc.	429,719	13,824
*	ACADIA Pharmaceuticals Inc.	476,487	12,346
*	Jazz Pharmaceuticals plc	99,215	12,176
*	Relay Therapeutics Inc.	1,121,009	10,369
*	CorVel Corp.	43,571	10,254
*	Veeva Systems Inc. Class A	48,445	10,048
*	Schrodinger Inc.	377,283	9,979
*	Tenet Healthcare Corp.	115,643	9,568
*	Exact Sciences Corp.	144,785	9,469
*	Fate Therapeutics Inc.	1,438,594	8,862
*	Lantheus Holdings Inc.	163,698	8,501
*	Natera Inc.	125,787	8,294
*	Arrowhead Pharmaceuticals Inc.	241,607	7,756
*	Phreesia Inc.	303,345	7,729
*	Avantor Inc.	329,856	7,583
	Select Medical Holdings Corp.	280,907	7,301
*	Ironwood Pharmaceuticals Inc.	485,488	6,889
*	AtriCure Inc.	185,690	6,325
*	Addus HomeCare Corp.	66,548	5,763
*	ANI Pharmaceuticals Inc.	103,131	5,757
*	Travere Therapeutics Inc.	627,587	5,604

		Shares	Market Value ($000)
*	Deciphera Pharmaceuticals Inc.	366,577	5,249
*	BioCryst Pharmaceuticals Inc.	891,794	4,727
*	Amphastar Pharmaceuticals Inc.	87,946	4,693
*	Sage Therapeutics Inc.	182,277	4,674
*,1	Novavax Inc.	1,116,075	4,464
*	MacroGenics Inc.	280,504	4,011
*	LivaNova plc	82,234	4,003
*	Puma Biotechnology Inc.	777,390	3,654
*,1	Coherus Biosciences Inc.	1,693,303	3,641
*	SI-BONE Inc.	177,276	3,583
*	ADMA Biologics Inc.	663,323	3,443
*	Voyager Therapeutics Inc.	457,063	3,323
*	Denali Therapeutics Inc.	200,354	3,208
*	Bridgebio Pharma Inc.	91,174	3,126
*	UFP Technologies Inc.	17,934	3,022
*	10X Genomics Inc. Class A	71,953	2,998
*	Vir Biotechnology Inc.	306,915	2,885
*	Agenus Inc.	3,798,334	2,534
*	Aldeyra Therapeutics Inc.	753,477	2,358
*	PetIQ Inc.	128,912	2,317
*	TG Therapeutics Inc.	142,144	2,308
*	Hims & Hers Health Inc.	241,759	2,074
*	Arcturus Therapeutics Holdings Inc.	59,759	1,970
*	Health Catalyst Inc.	199,526	1,949
*	AMN Healthcare Services Inc.	25,282	1,871
*	Adaptive Biotechnologies Corp.	484,990	1,780
*	Alector Inc.	291,113	1,735
*	Keros Therapeutics Inc.	31,245	1,730
*	Inmode Ltd.	72,098	1,708
*,1	Karyopharm Therapeutics Inc.	2,262,243	1,698
*	Tactile Systems Technology Inc.	108,595	1,647
*	Corcept Therapeutics Inc.	75,128	1,585
*	Arcus Biosciences Inc.	98,488	1,491
*	Akero Therapeutics Inc.	68,908	1,489
*	89bio Inc.	145,599	1,441
*,1	Seres Therapeutics Inc.	1,222,006	1,381
*	Quanterix Corp.	59,600	1,317
*	Amneal Pharmaceuticals Inc.	244,539	1,308
*	AdaptHealth Corp.	176,017	1,271
*	Rocket Pharmaceuticals Inc.	44,127	1,268
*	CytomX Therapeutics Inc.	820,461	1,255
*	Cogent Biosciences Inc.	268,225	1,188
*	Pediatrix Medical Group Inc.	126,346	1,183
*	Surmodics Inc.	33,543	1,181
*	RxSight Inc.	25,603	1,165
*	Crinetics Pharmaceuticals Inc.	31,232	1,139
*	Enanta Pharmaceuticals Inc.	92,701	1,126
*	Viridian Therapeutics Inc.	57,753	1,112
*	Rapt Therapeutics Inc.	44,125	1,092
*	Veradigm Inc.	115,239	1,052
*	Pennant Group Inc.	66,647	1,000
*,1	Esperion Therapeutics Inc.	445,798	954
*	Xencor Inc.	49,828	932
*	MannKind Corp.	277,305	926
*,1	Heron Therapeutics Inc.	379,615	915
*	Pliant Therapeutics Inc.	50,779	910
*	Evolus Inc.	70,453	894
*	Prothena Corp. plc	30,317	861

		Shares	Market Value ($000)
*	Progyny Inc.	21,557	821
*	Joint Corp.	81,335	794
	LeMaitre Vascular Inc.	12,697	737
*	Zentalis Pharmaceuticals Inc.	61,926	734
*	Intellia Therapeutics Inc.	30,463	726
*	Inari Medical Inc.	12,697	723
*	Atara Biotherapeutics Inc.	1,112,882	694
*	Sangamo Therapeutics Inc.	1,395,270	638
*	STAAR Surgical Co.	18,681	523
	Embecta Corp.	28,751	493
*	Codexis Inc.	186,328	490
*	FibroGen Inc.	246,795	474
*	Affimed NV	756,672	417
*	Organogenesis Holdings Inc.	126,114	416
	Cartesian Therapeutics Inc. (XNMS)	528,838	381
*	Atea Pharmaceuticals Inc.	81,077	337
	Mei Pharma Inc.	61,621	277
*	Mural Oncology plc	61,762	271
*	Ventyx Biosciences Inc.	103,893	219
*	NextCure Inc.	171,519	209
*	Syros Pharmaceuticals Inc.	23,659	169
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $1,032)	98,470	145
*	Personalis Inc.	96,118	129
*	Precision BioSciences Inc.	342,301	129
*,3	Cartesian Therapeutics Inc. CVR	528,838	95
*	Aclaris Therapeutics Inc.	73,649	86
*	NanoString Technologies Inc.	172,121	71
*,3	OmniAb Inc. 12.5 Earnout	84,348	—
*,3	OmniAb Inc. 15 Earnout	84,348	—
			4,102,650
Industrials (20.6%)
*	Kirby Corp.	1,981,097	155,833
*	AerCap Holdings NV	1,731,887	132,593
*	Builders FirstSource Inc.	741,431	128,809
*	Fluor Corp.	3,383,217	127,581
	Science Applications International Corp.	942,777	120,355
*	Middleby Corp.	843,129	118,940
*	RBC Bearings Inc.	433,167	116,323
	Rush Enterprises Inc. Class A	2,469,123	110,888
*	Trex Co. Inc.	1,323,613	107,848
*	AZEK Co. Inc.	2,783,825	107,344
	Flowserve Corp.	2,629,287	104,987
	Acuity Brands Inc.	416,637	99,226
	RB Global Inc. (XTSE)	1,501,903	96,077
*	Gibraltar Industries Inc.	1,184,935	95,885
	Vertiv Holdings Co. Class A	1,676,296	94,426
*	Shoals Technologies Group Inc. Class A	7,132,918	93,941
*	WillScot Mobile Mini Holdings Corp.	1,953,567	92,404
	Ryder System Inc.	802,597	91,151
	Herc Holdings Inc.	614,578	90,644
*	Alight Inc. Class A	10,075,574	89,874
	Sensata Technologies Holding plc	2,430,721	87,919
	Zurn Elkay Water Solutions Corp.	2,926,480	86,770
	GATX Corp.	675,691	82,873
*	Clean Harbors Inc.	487,307	81,848
*,4	Sterling Check Corp.	5,680,540	77,483
	Matson Inc.	683,394	76,561
*	Axon Enterprise Inc.	270,997	67,495

		Shares	Market Value ($000)
	IDEX Corp.	313,580	66,322
	Maximus Inc.	746,535	60,559
	Kennametal Inc.	2,434,279	59,689
*	ACV Auctions Inc. Class A	4,498,395	58,344
	Applied Industrial Technologies Inc.	328,084	57,894
*	XPO Inc.	644,545	55,070
*	API Group Corp.	1,729,355	54,509
*	SiteOne Landscape Supply Inc.	342,882	52,992
*	Cimpress plc	613,774	46,168
	Verisk Analytics Inc.	180,246	43,535
*	AeroVironment Inc.	337,223	40,683
*	Masonite International Corp.	441,841	40,671
*	Generac Holdings Inc.	354,008	40,240
	BWX Technologies Inc.	488,300	39,787
*	GXO Logistics Inc.	722,545	39,292
	HEICO Corp. Class A	262,620	37,153
*	Paycor HCM Inc.	1,746,557	33,936
*	Kratos Defense & Security Solutions Inc.	1,962,260	33,221
*	FTI Consulting Inc.	166,583	31,919
	Rockwell Automation Inc.	94,062	23,824
	Curtiss-Wright Corp.	104,657	23,294
	Toro Co.	245,424	22,697
*	GMS Inc.	253,633	21,346
	EMCOR Group Inc.	92,026	20,992
	Watts Water Technologies Inc. Class A	105,859	20,961
	Comfort Systems USA Inc.	94,470	20,544
*	ExlService Holdings Inc.	643,218	20,120
	UFP Industries Inc.	171,423	19,448
*	Atkore Inc.	124,166	18,939
	JB Hunt Transport Services Inc.	93,476	18,787
	Allison Transmission Holdings Inc.	290,046	17,559
*	American Airlines Group Inc.	1,233,722	17,556
*	Beacon Roofing Supply Inc.	195,400	16,197
	Hubbell Inc.	47,087	15,801
	Heartland Express Inc.	1,214,616	15,729
	Terex Corp.	248,624	15,273
	AGCO Corp.	123,805	15,145
*	ATS Corp.	350,050	14,986
*	Core & Main Inc. Class A	357,077	14,751
	Griffon Corp.	234,028	13,634
	Booz Allen Hamilton Holding Corp.	94,366	13,284
	H&E Equipment Services Inc.	246,118	13,239
*	Upwork Inc.	954,997	13,093
*	Huron Consulting Group Inc.	120,153	12,439
	CSG Systems International Inc.	246,442	12,398
*,1	Bloom Energy Corp. Class A	1,035,000	11,716
*	Kornit Digital Ltd.	682,420	11,676
*	Paylocity Holding Corp.	72,881	11,545
*	ASGN Inc.	117,167	10,875
*	TriNet Group Inc.	84,376	9,594
*	Sterling Infrastructure Inc.	126,262	9,482
*	Legalzoom.com Inc.	907,226	9,353
	Graco Inc.	95,801	8,172
*	Janus International Group Inc.	561,097	7,940
	Franklin Electric Co. Inc.	82,010	7,730
*	Ameresco Inc. Class A	371,059	7,581
	Donaldson Co. Inc.	101,940	6,584
	EnerSys	68,853	6,580

		Shares	Market Value ($000)
*	MYR Group Inc.	40,941	5,889
	Boise Cascade Co.	43,222	5,855
*	American Woodmark Corp.	62,617	5,716
	Brink's Co.	68,004	5,497
	Apogee Enterprises Inc.	92,829	4,902
	Kforce Inc.	70,944	4,849
	Tennant Co.	50,082	4,734
	Insperity Inc.	41,156	4,720
*	Titan International Inc.	319,736	4,719
	Alamo Group Inc.	21,542	4,573
*	Lyft Inc. Class A	348,114	4,348
	Brady Corp. Class A	71,005	4,277
*	MRC Global Inc.	375,076	3,998
	Avis Budget Group Inc.	22,721	3,720
	Genpact Ltd.	100,516	3,609
	Forward Air Corp.	79,772	3,536
	Marten Transport Ltd.	175,503	3,247
	TTEC Holdings Inc.	158,137	3,223
	Wabash National Corp.	126,684	3,205
*	Masterbrand Inc.	205,388	2,890
	ArcBest Corp.	19,265	2,295
	Enerpac Tool Group Corp.	67,758	2,116
*	JELD-WEN Holding Inc.	108,714	2,022
	HNI Corp.	44,111	1,796
*	Blue Bird Corp.	55,483	1,616
*	Healthcare Services Group Inc.	152,987	1,444
	CSW Industrials Inc.	6,152	1,302
*	BlueLinx Holdings Inc.	10,970	1,265
	First Advantage Corp.	74,715	1,223
*	Hudson Technologies Inc.	84,041	1,066
*	Limbach Holdings Inc.	24,131	1,038
	Pitney Bowes Inc.	233,155	958
	Federal Signal Corp.	11,453	882
	Lincoln Electric Holdings Inc.	3,806	846
*	Construction Partners Inc. Class A	18,139	825
*	Franklin Covey Co.	20,352	823
	Hyster-Yale Materials Handling Inc.	9,900	651
	Exponent Inc.	6,919	610
			4,309,211
Information Technology (16.6%)
*	Dynatrace Inc.	2,622,388	149,476
*	Guidewire Software Inc.	1,337,119	149,329
*	Informatica Inc. Class A	4,131,082	123,932
*	Five9 Inc.	1,564,204	118,661
*	Smartsheet Inc. Class A	2,451,422	110,240
*	Sprout Social Inc. Class A	1,794,275	110,043
*	Manhattan Associates Inc.	423,232	102,659
	Monolithic Power Systems Inc.	164,000	98,846
	Power Integrations Inc.	1,314,594	98,542
*	Trimble Inc.	1,675,689	85,226
*	Onto Innovation Inc.	527,519	85,194
*	HubSpot Inc.	136,969	83,688
*	Viavi Solutions Inc.	8,487,479	83,432
*	Jamf Holding Corp.	4,310,896	79,924
*	Okta Inc.	966,315	79,866
*	Squarespace Inc. Class A	2,520,890	78,148
*	Globant SA	325,271	76,702
*	Tenable Holdings Inc.	1,555,788	73,278

		Shares	Market Value ($000)
*	Cadence Design Systems Inc.	230,709	66,550
*	Wix.com Ltd.	497,790	63,160
	Crane NXT Co.	1,077,976	62,824
*,1	GLOBALFOUNDRIES Inc.	1,069,332	58,792
*	Teledyne Technologies Inc.	134,710	56,372
*	Pure Storage Inc. Class A	1,264,916	50,584
*	CyberArk Software Ltd.	214,242	50,021
*	Freshworks Inc. Class A	2,248,214	49,910
*	Elastic NV	406,660	47,604
*	PTC Inc.	249,895	45,144
*	Cirrus Logic Inc.	541,958	41,839
*	Silicon Laboratories Inc.	324,404	40,018
*	Rapid7 Inc.	704,478	38,767
*	Envestnet Inc.	735,009	37,559
*	Procore Technologies Inc.	514,000	36,694
*	Varonis Systems Inc.	790,566	35,481
*	Super Micro Computer Inc.	66,380	35,156
*	Tyler Technologies Inc.	81,393	34,409
	Bentley Systems Inc. Class B	550,000	27,720
*	Palo Alto Networks Inc.	78,362	26,526
*	Qualys Inc.	135,469	25,627
	Microchip Technology Inc.	285,567	24,325
*	Gitlab Inc. Class A	322,121	22,906
*	Everbridge Inc.	980,593	21,926
*	ANSYS Inc.	66,820	21,906
*	N-Able Inc.	1,644,313	21,343
*	CommVault Systems Inc.	232,574	21,322
*	SentinelOne Inc. Class A	793,600	21,268
*	Dropbox Inc. Class A	665,808	21,093
*	8x8 Inc.	6,111,407	20,534
*	Nutanix Inc. Class A	353,321	19,857
*	Blackline Inc.	331,241	19,437
*	Axcelis Technologies Inc.	145,791	18,960
*	Novanta Inc.	121,300	18,747
*	Teradata Corp.	394,896	18,236
*	Lattice Semiconductor Corp.	294,221	17,906
	Clear Secure Inc. Class A	931,200	17,721
*	PROS Holdings Inc.	492,084	16,938
*	RingCentral Inc. Class A	494,310	16,752
*	Allegro MicroSystems Inc.	633,400	16,430
	Jabil Inc.	124,484	15,597
	Pegasystems Inc.	307,356	14,981
*	MaxLinear Inc.	710,062	14,783
*	SMART Global Holdings Inc.	748,023	14,699
*	Aspen Technology Inc.	74,443	14,292
*	ON Semiconductor Corp.	200,091	14,232
*	Consensus Cloud Solutions Inc.	640,482	13,924
	Cognex Corp.	378,628	13,684
*	Altair Engineering Inc. Class A	140,430	11,939
*	UiPath Inc. Class A	477,430	10,971
*	Q2 Holdings Inc.	252,478	10,743
*	Fortinet Inc.	153,775	9,917
	A10 Networks Inc.	696,445	9,311
*	CommScope Holding Co. Inc.	3,951,653	9,168
	Amkor Technology Inc.	282,937	8,958
*	Ambarella Inc.	168,626	8,863
*	Itron Inc.	114,102	8,231
*	Diodes Inc.	121,698	8,193

		Shares	Market Value ($000)
*	Fabrinet	38,015	8,117
*	Domo Inc. Class B	743,598	8,083
*	Box Inc. Class A	293,515	7,626
*	Credo Technology Group Holding Ltd.	363,753	7,461
*	Zuora Inc. Class A	803,377	7,343
*	BigCommerce Holdings Inc. Series 1	879,068	7,191
*	Yext Inc.	1,154,695	6,847
*	Arrow Electronics Inc.	56,850	6,319
*	Ultra Clean Holdings Inc.	161,569	6,172
*	ePlus Inc.	80,163	6,056
*	Arlo Technologies Inc.	675,660	6,000
*	Infinera Corp.	1,164,498	5,753
*	MicroStrategy Inc. Class A	11,188	5,608
*	Sanmina Corp.	83,448	4,992
*	HashiCorp Inc. Class A	184,713	4,038
*	ACM Research Inc. Class A	229,222	3,947
	Hackett Group Inc.	166,549	3,851
*	Synaptics Inc.	34,138	3,646
*	AppLovin Corp. Class A	88,182	3,627
*	FormFactor Inc.	92,333	3,580
*	Sprinklr Inc. Class A	283,424	3,537
*	eGain Corp.	440,680	3,305
*	Appian Corp. Class A	98,671	3,220
*,1	DigitalOcean Holdings Inc.	95,089	3,206
*,1	Marathon Digital Holdings Inc.	180,595	3,202
*	Extreme Networks Inc.	222,153	3,001
*	PDF Solutions Inc.	87,030	2,715
*,1	Maxeon Solar Technologies Ltd.	590,006	2,673
*	Agilysys Inc.	26,361	2,207
*	LivePerson Inc.	731,897	2,049
*	Rambus Inc.	29,507	2,022
*	Olo Inc. Class A	374,690	1,937
*	ACI Worldwide Inc.	60,968	1,833
*	Weave Communications Inc.	130,059	1,631
*	Plexus Corp.	16,950	1,605
*	Eastman Kodak Co.	451,327	1,557
*	OSI Systems Inc.	11,776	1,508
*	Couchbase Inc.	59,189	1,480
*	Calix Inc.	42,299	1,403
*	Amplitude Inc. Class A	102,159	1,324
*	Asana Inc. Class A	73,312	1,277
*	Brightcove Inc.	524,919	1,202
	Bel Fuse Inc. Class B	16,161	1,081
*	Upland Software Inc.	233,415	969
*	Confluent Inc. Class A	40,136	897
	Vontier Corp.	25,628	886
*	Digital Turbine Inc.	154,951	835
*	inTEST Corp.	58,088	693
*	Alpha & Omega Semiconductor Ltd.	26,248	674
*	Cambium Networks Corp.	74,883	318
			3,478,540
Materials (3.1%)
	Graphic Packaging Holding Co.	6,054,172	154,442
	Methanex Corp.	2,209,569	97,928
	Cabot Corp.	1,327,583	95,719
*	Summit Materials Inc. Class A	1,581,687	57,225
	Ashland Inc.	574,600	53,794
*,1	Arcadium Lithium plc	8,432,344	41,234

		Shares	Market Value ($000)
	Eagle Materials Inc.	128,188	29,006
	Balchem Corp.	140,445	19,685
*	Axalta Coating Systems Ltd.	490,149	15,891
	Warrior Met Coal Inc.	142,263	9,129
	Ryerson Holding Corp.	244,268	8,383
*	Constellium SE	399,780	7,496
	Berry Global Group Inc.	101,746	6,660
	Innospec Inc.	56,052	6,508
	RPM International Inc.	52,650	5,616
*	O-I Glass Inc.	362,185	5,273
	Orion SA	196,114	4,393
	Materion Corp.	36,771	4,301
	Steel Dynamics Inc.	34,879	4,210
	Sensient Technologies Corp.	56,336	3,495
	AdvanSix Inc.	78,953	2,004
	Chemours Co.	55,870	1,686
*	Ecovyst Inc.	152,851	1,415
	Hawkins Inc.	20,355	1,355
*	LSB Industries Inc.	97,871	728
	Schnitzer Steel Industries Inc. Class A	26,655	702
	Greif Inc. Class A	9,098	570
			638,848
Other (0.7%)
[5]	Vanguard Small-Cap ETF	703,985	146,133
*,3	Carisma Therapeutics Inc. CVR	1,476,709	—
			146,133
Real Estate (2.6%)
	Phillips Edison & Co. Inc.	2,394,573	83,116
	Essential Properties Realty Trust Inc.	3,323,347	82,785
	Rexford Industrial Realty Inc.	1,558,731	81,974
	PotlatchDeltic Corp.	1,675,186	74,931
	Douglas Emmett Inc.	5,053,780	68,479
	Xenia Hotels & Resorts Inc.	3,484,299	46,446
	Americold Realty Trust Inc.	1,289,100	35,450
*	CoStar Group Inc.	317,174	26,478
	Lamar Advertising Co. Class A	142,896	14,958
	Tanger Inc.	323,612	8,705
	Ryman Hospitality Properties Inc.	61,010	6,705
*	Redfin Corp.	543,987	4,439
*	Opendoor Technologies Inc.	909,082	3,109
*	Zillow Group Inc. Class C	42,562	2,419
	RMR Group Inc. Class A	75,418	1,968
	NexPoint Residential Trust Inc.	56,187	1,716
	Newmark Group Inc. Class A	125,966	1,278
			544,956
Utilities (0.6%)
	IDACORP Inc.	905,367	83,819
	Vistra Corp.	641,102	26,304
	New Jersey Resources Corp.	157,817	6,444
	National Fuel Gas Co.	132,468	6,247
	Otter Tail Corp.	7,566	684
	MGE Energy Inc.	10,109	652
			124,150
Total Common Stocks (Cost $16,088,400)			20,185,034

		Shares	Market Value ($000)
Temporary Cash Investments (4.0%)
Money Market Fund (2.7%)
[6,7]	Vanguard Market Liquidity Fund, 5.410%	5,580,872	558,032
		Face Amount ($000)
Repurchase Agreement (1.3%)
	Deutsche Bank Securities, Inc. 5.310%, 2/1/24 (Dated 1/31/24, Repurchase Value $272,140,000, collateralized by Fannie Mae 2.000%–6.500%, 6/1/51–9/1/53, and U.S. Treasury Bill 0.000%, 5/9/24, with a value of $277,542,000)	272,100	272,100
Total Temporary Cash Investments (Cost $830,044)			830,132
Total Investments (100.5%) (Cost $16,918,444)			21,015,166
Other Assets and Liabilities—Net (-0.5%)			(100,790)
Net Assets (100%)			20,914,376
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $78,049,000.
2	Restricted securities totaling $145,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $84,944,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	2,825	276,271	(11,057)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,184,794	145	95	20,185,034
Temporary Cash Investments	558,032	272,100	—	830,132
Total	20,742,826	272,245	95	21,015,166
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	11,057	—	—	11,057
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2024 Market Value ($000)
8x8 Inc.	14,545	—	—	—	5,989	—	—	NA1
Sterling Check Corp.	63,508	—	—	—	13,975	—	—	77,483
Vanguard Market Liquidity Fund	488,155	NA2	NA2	4	(10)	5,398	3	558,032
Vanguard Small-Cap ETF	159,304	—	38,320	856	24,293	758	—	146,133
Total	725,512	—	38,320	860	44,247	6,156	3	781,648
1	Not applicable—at January 31, 2024, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.